Financial Instruments - Disclosure Of Detailed Information About Cash And Cash Equivalents Placement Explanatory (Details) - GBP (£)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	£ 31,443,000	£ 39,785,000	£ 3,524,000	£ 9,968,000
Short term investments	48,819,000	0
Royal Bank of Scotland
Disclosure of financial assets [line items]
Cash and cash equivalents	16,623,000	11,287,000
Short term investments	15,316,000	0
Lloyds Bank
Disclosure of financial assets [line items]
Cash and cash equivalents	13,448,000	28,447,000
Short term investments	11,036,000	0
Standard Chartered
Disclosure of financial assets [line items]
Cash and cash equivalents	1,242,000	0
Short term investments	22,467,000	0
Wells Fargo
Disclosure of financial assets [line items]
Cash and cash equivalents	130,000	51,000
Short term investments	£ 0	£ 0